EXHIBIT 99.25

recovco qm-atr qm report

S&P QM-ATR

Run Date - 11/29/2022

Recovco Loan ID	Loan #1	Loan #2	Pool	Borrower Last Name	Borrower First Name	Coborrower Last Name	Coborrower First Name	Property Address	Property City	State	Zip Code	TILA Status	QM Status	Application Date	GSE Eligible	Points and Fees (Reg Z)	Rate Lock Date	APR	Employment Indicator (Borrower)	Employment Indicator (Coborrower)	Citizenship Status (Borrower)	Citizenship Status (Coborrower)	Residual Income
xxxxxx	xxxxxx	761035	xxxxxx	xxxxxx	Not applicable	Not applicable	Not applicable	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Not Covered/Exempt	Not Covered/Exempt	xxxxxx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable